Deposits	12 Months Ended
Dec. 31, 2011
Deposits

14. Deposits

Deposits as of December 31, 2011 and 2010 are comprised of the following:

	2011	2010
Noninterest-bearing demand	$1,234,615	$1,136,619
Interest-bearing demand	2,124,306	2,003,314
Market-based money market accounts	455,204	379,207
Savings and money market accounts, excluding market-based	3,759,045	3,457,351
Market-based time	901,053	854,388
Time, excluding market-based	1,791,540	1,852,175

	$10,265,763	$9,683,054

Deposits are reported net of unamortized yield adjustments of $1,442 and $1,698 and unamortized options related to index-linked time deposits of $11,616 and $10,587 at December 31, 2011 and 2010, respectively.

Scheduled maturities of time deposits at December 31, 2011 are as follows:

2012	$1,852,747
2013	213,163
2014	91,679
2015	280,306
2016	208,579
2017	34,806
2018	—
2019	24,371

$2,705,651

Scheduled maturities are reported at the contractual deposit amount, gross of unamortized yield adjustments and unamortized options related to index-linked time deposits.

Index-linked Time Deposits

MarketSafe® Certificates of Deposit (CDs)—EB’s deposit products include MarketSafe® CDs with returns that are based upon a variety of reference indices, including equity, commodities, foreign currency and precious metals. These index-linked time deposits totaled $206,899 and $154,322 at December 31, 2011 and 2010, respectively. The general characteristics of all MarketSafe® CDs include the following:

•

On the maturity date of each CD, a depositor will receive an amount equal to 100% of the original principal deposit (except upon an early withdrawal as described below) plus a supplemental payment based upon the performance of the underlying indices at specific points in time (the amount of the supplemental payment will never be a negative amount).

•	Each CD has a participation factor, which is a percentage of the upside index performance and which determines the return to the depositor on the maturity date.

•

Early withdrawals are not subject to principal protection or a guaranteed minimum annual percentage yield (APY), if any. EverBank will allow an early withdrawal only upon the death or adjudication of incompetence of the depositor, and penalties may apply.

•	Deposits are FDIC insured.

•	Terms have, in the past, ranged from three to eight years.

Equity Based CDs—EB issued two types of MarketSafe® CDs with equity-based indices. The indices included the S&P 500 Index and the Japanese REIT Index. The S&P 500 CD product was first issued in 2005 and all such CDs matured by August 23, 2010. The reference index for the Japanese REIT CD is the Tokyo Stock Exchange REIT Index. This index is a capitalization-weighted index of all Real Estate Investment Trusts listed on the Tokyo Stock Exchange. The index was first published in March of 2003. The Japanese REIT CD product was first issued April 24, 2007 and all such CDs matured by August 11, 2011.

Commodity Based CDs—EB issued two commodity-based CDs, the Resource CD and the Diversified Commodity CD. The Resource CD is based on the Dow Jones—AIG Commodity Index. This index is comprised of futures contracts for 19 physical commodities traded on the U.S. futures exchanges and the London Metals exchanges. The Resource CD was first issued July 25, 2006. The last such CD matured on January 28, 2010. The Diversified Commodity Reference Index is composed of ten equally weighted commodities (WTI Crude Oil, Gold, Silver, Platinum, Soybeans, Corn, Sugar, Copper, Nickel and Lean Hogs) and tied to spot pricing. Diversified Commodity CDs have a 100% participation factor, with a maximum market upside payment subject to a 10% cap of the individual commodities. The Diversified Commodities CD product was first issued March 29, 2011 and all such CDs mature by June 21, 2016.

Foreign Currency Based CDs—EB issued two foreign currency based CDs, the BRIC CD and Currency Returns CD. The BRIC reference index is comprised of four equally weighted currencies: Brazilian real, Russian ruble, Indian rupee, and Chinese renminbi. It was first issued on August 25, 2009 and all such CDs mature by December 13, 2012. The Currency Returns CD reference index is the Deutsche Bank Currency Returns (DBCR) Index. The DBCR Index seeks to replicate three strategies (carry, momentum, and valuation) that are employed in the foreign currency market and combines them all into a single equally weighted index. The Currency Returns CD was first issued on September 28, 2010 and all such CDs mature by November 14, 2014.

Metals Based CDs—EB issued four metals-based CDs: Gold Bullion, Silver Bullion, Diversified Metals and Timeless Metals CDs. The Gold and Silver Bullions are tied to spot pricing. The Gold Bullion CDs were first issued on October 25, 2005 and all such CDs mature by June 17, 2015. The Silver Bullion CDs were first issued on August 28, 2007 and all such CDs mature by June 16, 2016. The Diversified Metals Reference Index is composed of three equally weighted precious metal commodities (gold, silver, and platinum) and tied to spot pricing. Diversified Metal CDs have a 100% participation factor, with a maximum market upside payment limited to 50% of the principal deposit. The Diversified Metals CDs were first issued on May 25, 2010 and all such CDs mature by August 17, 2015. Timeless Metals Reference Index is composed of five equally weighted precious commodities (copper, nickel, silver, platinum, and gold) and tied to spot pricing. Timeless Metals CDs have a 100% participation factor, with a maximum market upside payment limited to 50% of the principal deposit. Timeless Metals CDs were first issued on June 21, 2011 and all such CDs mature by August 30, 2016.

Deposits Denominated in Foreign Currency

A summary of foreign currency denominated deposits at December 31, 2011 and 2010 is as follows:

	2011	2010
Noninterest-bearing demand	$333	$953
Money market accounts	397,941	334,342
Time	694,154	700,066

	$1,092,428	$1,035,361

A summary of foreign currency denominated deposits by currency at December 31, 2011 and 2010 is as follows:

	2011	2010
Australian Dollar	$257,792	$236,074
Chinese Renminbi	119,852	99,382
Canadian Dollar	117,989	108,478
Norwegian Krone	115,368	104,029
Brazilian Real	98,544	99,600
Swiss Franc	94,077	88,286
Euro	62,883	89,631
New Zealand Dollar	59,185	65,782
Singapore Dollar	57,607	32,488
South African Rand	25,835	31,190
Other	83,296	80,421

	$1,092,428	$1,035,361